HCIM Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

March 17, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	HCIM Trust (the “Trust”)
File Nos.: 333-190020 and 811-22871

Dear Sir or Madam:

On behalf of the Trust and its series, the Hatteras Disciplined Opportunity Fund (the “Fund”), attached please find a Preliminary Proxy Statement to solicit shareholder approval for a new sub-advisory agreement with the Fund’s current sub-advisor as a result of an anticipated change in control of the sub-advisor.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael D. Barolsky at U.S. Bancorp Fund Services, LLC, the Fund’s administrator, at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Stacie L. Lamb
Stacie L. Lamb, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for HCIM Trust